Your
American Century
prospectus

INVESTOR CLASS

Growth Fund
Ultra(reg.sm) Fund
Vista Fund
Heritage Fund

MARCH 1, 2002
REVISED DECEMBER 20, 2002

THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR  DISAPPROVED THESE
SECURITIES OR  DETERMINED IF THIS PROSPECTUS IS  ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS  COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]
               [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

This year you'll find some new information in your Prospectus to take note of.
The Securities and Exchange Commission (SEC) has adopted a rule requiring mutual funds to disclose standardized after-tax returns. We've added this information to the Fund Performance History section. It is included to help you understand the impact that taxes may have on mutual fund performance. Please note that disclosure of after-tax returns is not required for money market funds or funds offered only in tax-deferred accounts, such as variable annuities.

Naturally, you may have questions about investing  after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2
p.m. Central time. Give us a call at 1-800-345-2021.

Sincerely,

/s/Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

     Growth Fund
     Ultra Fund
     Vista Fund
     Heritage Fund

               [graphic of triangle]

               This symbol is used throughout the book to highlight  DEFINITIONS of key investment terms and to provide  other helpful
               information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style begins on page 7.

The funds' principal risks include

*  MARKET RISK-The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the  securities market.

*  PRICE VOLATILITY-The value of a fund's shares may fluctuate significantly in the short term.

 * PRINCIPAL LOSS-At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with short-term price volatility
*  comfortable with the risks associated with the funds' investment strategy
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

               [graphic of triangle]

               An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the funds' historical returns from year to year. Account maintenance fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

              Growth         Ultra        Vista        Heritage
              ------         -----        -----        --------
2001         -18.67%        -14.61%      -27.59%      -25.57%
2000         -14.71%        -19.91%       -0.98%       17.39%
1999          34.68%         41.46%      119.11%       51.28%
1998          36.77%         34.55%      -14.25%       -0.15%
1997          29.28%         23.13%       -8.68%       19.35%
1996          15.01%         13.85%        7.56%       15.31%
1995          20.35%         37.68%       46.13%       26.66%
1994          -1.49%         -3.62%        4.68%       -6.32%
1993           3.76%         21.81%        5.45%       20.43%
1992          -4.29%          1.27%       -2.13%       10.13%

               [graphic of triangle]

               The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                      Highest                         Lowest
--------------------------------------------------------------------------------
Growth                23.62% (4Q 1999)                -19.33% (1Q 2001)
--------------------------------------------------------------------------------
Ultra                 32.09% (4Q 1999)                -17.49% (1Q 2001)
--------------------------------------------------------------------------------
Vista                 72.22% (4Q 1999)                -27.52% (3Q 1998)
--------------------------------------------------------------------------------
Heritage              40.37% (4Q 1999)                -21.16% (3Q 1998)
--------------------------------------------------------------------------------

3

Average Annual Total Returns

The following table shows the average annual total returns of the funds' shares calculated three different ways.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 2001              1 year        5 years       10 years      Life of Fund(1)
----------------------------------------------------------------------------------------------------------------------
Growth

Return Before Taxes                                       -18.67%         10.56%         8.38%         16.77%(2)
Return After Taxes on Distributions                       -18.67%          7.61%         5.55%         N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                                -11.37%          8.47%         6.11%         N/A
Russell 1000 Growth Index                                 -20.42%          8.27%        10.79%         N/A(3)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------------------------
Ultra

Return Before Taxes                                       -14.61%          9.89%        11.56%         15.59%
Return After Taxes on Distributions                       -14.61%          7.54%         9.94%         N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                                 -8.90%          7.74%         9.49%         N/A
S&P 500 Index                                             -11.87%         10.70%        12.94%         15.19%(4)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------------------------

(1) The inception dates for the funds are Growth, October 31, 1958; Ultra,
    November 2, 1981; Vista, November 25, 1983; and Heritage, November 10,
    1987. Only funds with performance history for less than 10 years show after-tax returns for life of fund.

(2) Although the fund's actual inception date was October 31, 1958, life of fund is calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.

(3) Benchmark began January 1, 1979.

(4) Since October 31, 1981, the date closest to the fund's inception for which data is available.

4

For the calendar year ended December 31, 2001                  1 year         5 years      10 years     Life of Fund(1)
----------------------------------------------------------------------------------------------------------------------
Vista

Return Before Taxes                                           -27.59%          4.23%         7.64%         11.06%
Return After Taxes on Distributions                           -27.59%          2.03%         5.47%         N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                                    -16.80%          3.26%         5.81%         N/A
Russell Mid Cap Growth Index(2)                               -20.15%          9.02%        11.10%         N/A(3)
   (reflects no deduction for fees, expenses or taxes)
Russell 2500 Growth Index                                     -10.83%          6.60%         9.49%         N/A(3)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------------------------
Heritage

Return Before Taxes                                           -25.57%          9.51%        11.07%          13.60%
Return After Taxes on Distributions                           -25.57%          6.26%         8.42%          N/A
Return After Taxes on Distributions
and Sale of Fund Shares                                       -15.57%          6.85%         8.37%          N/A
Russell Mid Cap Index(4)                                       -5.62%         11.40%        13.58%          14.67%(5)
(reflects no deduction for fees, expenses or taxes)
S&P MidCap 400 Index                                           -0.62%         16.11%        15.01%          17.38%(5)
(reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------------------------

(1)  The  inception  dates for the funds are Growth,  October 31,  1958;  Ultra,
     November 2, 1981;  Vista,  November 25, 1983;  and  Heritage,  November 10,
     1987.  Only  funds  with  performance  history  for less than 10 years show after-tax returns for life of fund.

(2)  The fund's benchmark was changed to the Russell Mid Cap Growth Index beginning February 6, 2002. The fund's advisor believes this index better represents the fund's portfolio composition.

(3)  Benchmark began January 1, 1986.

(4)  The fund's benchmark was changed to the Russell Mid Cap Index beginning
     February 6, 2002. The fund's advisor believes this index better represents the fund's portfolio composition.

(5)  Since October 31, 1987, the date closest to the fund's inception for which data is available.

               [graphic of triangle]

               For current performance information, please call us at
               1-800-345-2021 or visit us at www.americancentury.com.

5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Investor Class shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Account Maintenance Fee                           $25(1)

(1) Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
    American Century for more details.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     Management          Distribution and             Other                  Total Annual Fund
                     Fee                 Service (12b-1) Fees         Expenses(1)            Operating Expenses
----------------------------------------------------------------------------------------------------------------------
Growth               1.00%               None                         0.00%                  1.00%
----------------------------------------------------------------------------------------------------------------------
Ultra                0.98%(2)            None                         0.00%                  0.98%
----------------------------------------------------------------------------------------------------------------------
Vista                1.00%               None                         0.00%                  1.00%
----------------------------------------------------------------------------------------------------------------------
Heritage             1.00%               None                         0.00%                  1.00%
----------------------------------------------------------------------------------------------------------------------

(1)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

(2)  Based on expenses incurred by all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

              1 year       3 years       5 years      10 years
------------------------------------------------------------------
Growth        $102         $318          $551         $1,219
------------------------------------------------------------------
Ultra         $100         $311          $540         $1,196
------------------------------------------------------------------
Vista         $102         $318          $551         $1,219
------------------------------------------------------------------
Heritage      $102         $318          $551         $1,219
------------------------------------------------------------------

               [graphic of triangle]

               Use this example to compare the costs of investing in other funds.  Of course, your actual costs may be higher or lower.

6

OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND
ULTRA(reg.sm) FUND
VISTA FUND
HERITAGE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing  at a successively faster, or accelerating pace.
This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.

Although most of the funds' assets will be invested in U.S. companies, there is no limit  on the amount of assets the funds can invest in foreign companies.
Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described  in the funds' Statement of
Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market  conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally.  When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts  and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds  have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested.
A complete description of the derivatives policy is included in the Statement of
Additional Information.

               [graphic of triangle]

               Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

7

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt  securities, equity-equivalent securities, nonleveraged stock index futures contracts and options, notes, bonds and other debt securities, as discussed above. The funds generally limit their purchase of debt securities to investment-grade obligations, except for  convertible debt securities, which may be rated below investment grade.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Growth and Ultra generally invest in larger companies, although they may purchase companies of any size.

*  Vista and Heritage generally invest in companies that are medium-sized and smaller at the time of purchase, although they may purchase companies of any size.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues as well as other  information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks,  the funds may invest in securities of foreign companies. Foreign investment involves  additional risks, including fluctuations in currency exchange rates, less stable political  and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

8

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of  the Investor Class shares of each fund. The amount of the management fee for a fund is  calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that  fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties  who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average  Net
Assets for the Most Recent Fiscal Year Ended October 31, 2001
--------------------------------------------------------------------------------
Growth                                                    1.00%
--------------------------------------------------------------------------------
Ultra                                                     0.98%
--------------------------------------------------------------------------------
Vista                                                     1.00%
--------------------------------------------------------------------------------
Heritage                                                  1.00%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

9

The portfolio managers on the investment teams are identified below.

Growth

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in  May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase
Manhattan Bank. He has  a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.

E. A. PRESCOTT LEGARD

Mr. LeGard, Vice President and Portfolio Manager, has been a member of the team that manages Growth since March 2000. Before joining American Century in March
1999, he was an Analyst for USAA Investment Management from March 1998 to March
1999 and a Portfolio Manager for Commerce Bancshares from November 1993 to
February 1998. He has a bachelor's degree in economics from DePauw University.
He is a CFA charterholder.

Ultra

JAMES E. STOWERS III

Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He is also the Chief Investment Officer - U.S.
Growth Equity and as such oversees the investment discipline used by the fund and nine other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in
September 1994 as an Investment Analyst. He has a bachelor of arts from
Middlebury College and an MBA from the Kellogg Graduate School of Management,
Northwestern University.

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 2001. Before joining American Century in
February 2000, he was a Portfolio Manager with the Franklin Templeton Group from
March 1998 to October 1999 and with SunAmerica in New York from February 1995 to
March 1998. He has a bachelor's degree in political science from Columbia
College and an MBA with a concentration in finance and accounting from the
Columbia Graduate School of Business.

WADE W. SLOME

Mr. Slome, Portfolio Manager, has been a member of the team since June 1998. He was promoted to Portfolio Manager in July 2002. He joined American Century in
June 1998 as an investment analyst. Prior to joining American Century, he attended Cornell University from 1996 to 1998, where he obtained his MBA in finance. He also holds a bachelor's degree in economics from the University of
California, Los Angeles. He is a CFA charterholder.

10

Vista

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Vista since September 1990 and was promoted to
Portfolio Manager in March 1993. He joined American Century in September 1990 as an Investment Analyst. He has a bachelor of business administration (management)
and an MBA in finance from Texas Christian University. He is a CFA charterholder.

DAVID M. ROSE

Mr. Rose, Portfolio Manager, has been a member of the team that manages Vista since January 2001. He joined American Century in July 1998 as an investment analyst. From August 1996 to May 1998, he attended the University of
Wisconsin-Madison, where he earned an MS in finance, investments and banking. He also has a bachelor's degree in  business administration from Washington
University. He is a CFA charterholder.

Heritage

LINDA K. PETERSON

Ms. Peterson, Vice President and Senior Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in
1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri-Kansas City. She is a CFA charterholder.

KURT R. STALZER

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since joining American Century in January 2000. Before joining  American Century, he was a Portfolio Manager for Scudder Kemper
Investments from January 1997 to October 1999. He has a BBA in finance and accounting from the  University of Michigan - Dearborn.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other  provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

11

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account  application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with  signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you  are not eligible to enroll for exclusive online account management to waive the account  maintenance fee.
See Account Maintenance Fee in this section.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online  application. Current investors also can open an account by exchanging shares from another American  Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*Online redemptions up to $25,000 per day.

12

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BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-353

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American  Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

[graphic of triangle]

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the Open an account wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

13

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century  account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing  Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                         4917 Town Center Drive
Kansas City, Missouri                 Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday  8 a.m. to 6 p.m., Monday - Friday
                                      8 a.m. to noon, Saturday

1665 Charleston Road                  10350 Park Meadows Drive
Mountain View, California             Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday     8:30 a.m. to 5:30 p.m., Monday - Friday

14

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                       $2,500
--------------------------------------------------------------------------------
Traditional IRA                                           $2,500
--------------------------------------------------------------------------------
Roth IRA                                                  $2,500
--------------------------------------------------------------------------------
Education IRA                                             $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                 $2,500
--------------------------------------------------------------------------------
403(b)                                                    $1,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                $2,500(2)
--------------------------------------------------------------------------------

(1)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(2)  The minimum investment requirements may be different for some types of retirement accounts.

ACCOUNT MAINTENANCE FEE

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge you the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

               PERSONAL ACCOUNTS include individual accounts, joint accounts,
               UGMA/UTMA accounts, personal trusts, Education Savings Accounts
               (formerly Education IRAs) and traditional, Roth and Rollover
               IRAs. If you have only business, business retirement,
               employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make  an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase  funds have cleared. This seven-day holding period begins the day after your investment  is processed. However, investments by wire require only a one-day holding period.

            A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

15

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to  pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in  securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

16

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for  their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

              GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

              CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

18

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                 Tax Rate for 10%       Tax Rate for
Type of Distribution             and 15% Brackets       All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains         Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years) 10%                 20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)  8%                  20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

19

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

20

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds: Investor Class, Institutional
Class, Advisor Class and C Class. The shares offered by this Prospectus are
Investor Class shares and have no up-front or deferred charges, commissions, or
12b-1 fees.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result  of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees  and expenses will affect performance. For additional information concerning Advisor, Institutional or C Class shares, call us at 1-800-345-3533. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class;  (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period
* investment income and capital gains or losses
* distributions of income and capital gains paid to investors
* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

22

GROWTH FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

---------------------------------------------------------------------------------------------------------------------
                                           2002(1)         2001         2000         1999         1998         1997
PER-SHARE DATA

Net Asset Value, Beginning of Period      $17.85         $31.09       $31.60       $28.03       $27.86       $22.21
---------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(2)           --(3)          --(3)       (0.10)       (0.07)       (0.01)        0.01
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.21          (9.66)        3.73         9.03         4.35         6.07
---------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.21          (9.66)        3.63         8.96         4.34         6.08
---------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                  --             --           --           --           --        (0.18)
------------------------------------
  From Net Realized Gains                     --          (3.58)       (4.14)       (5.39)       (4.17)       (0.25)
---------------------------------------------------------------------------------------------------------------------
  Total Distributions                         --          (3.58)       (4.14)       (5.39)       (4.17)       (0.43)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $18.06         $17.85       $31.09       $31.60       $28.03       $27.86
=====================================================================================================================
  TOTAL RETURN(4)                           1.18%        (34.14)%      11.49%       36.31%       18.53%       27.85%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                     1.00%(5)         1.00%        1.00%        1.00%        1.00%        1.00%
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            (0.08)%(5)       (0.01)%      (0.30)%      (0.24)%      (0.02)%        0.02%
------------------------------------
Portfolio Turnover Rate                       59%           114%         102%          92%         126%          75%
------------------------------------
Net Assets, End of Period
(in millions)                              $5,679         $5,715       $9,557       $8,333       $6,097       $5,113
---------------------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2002 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
    The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

23

ULTRA FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------------
                                         2002(1)        2001          2000          1999          1998           1997
PER-SHARE DATA

Net Asset Value, Beginning of Period    $25.09        $41.45        $38.97        $31.06        $33.46         $29.52
------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income (Loss)(2)         0.03         (0.06)        (0.28)        (0.14)        (0.02)          0.01
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  1.21        (11.89)         4.14         11.17          4.70           5.62
------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations        1.24        (11.95)         3.86         11.03          4.68           5.63
------------------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income                --            --            --            --         (0.01)            --
----------------------------------
  From Net Realized Gains                   --         (4.41)        (1.38)        (3.12)        (7.07)         (1.69)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                       --         (4.41)        (1.38)        (3.12)        (7.08)         (1.69)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $26.33        $25.09        $41.45        $38.97        $31.06         $33.46
========================================================================================================================
  TOTAL RETURN(3)                         4.94%       (31.44)%        9.81%        37.94%        17.61%         19.95%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                   0.99%(4)        0.98%         0.99%         1.00%         1.00%          1.00%
----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            0.16%(4)      (0.18)%       (0.64)%       (0.39)%       (0.08)%          0.03%
----------------------------------
Portfolio Turnover Rate                     36%           86%           62%           42%          128%           107%
----------------------------------
Net Assets, End of Period
(in millions)                           $24,791       $24,560       $38,461       $35,752       $25,396        $21,695
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
    The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

VISTA FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------------
                                          2002(1)       2001         2000         1999         1998          1997
PER-SHARE DATA

Net Asset Value, Beginning of Period     $10.62       $24.37       $15.41        $9.27       $14.53        $15.68
------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Loss(2)                  (0.02)       (0.04)       (0.16)       (0.05)       (0.05)        (0.10)
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.59        (7.38)       10.07         6.19        (4.41)         0.13
------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations         0.57        (7.42)        9.91         6.14        (4.46)         0.03
------------------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Realized Gains                    --        (6.33)       (0.95)          --        (0.80)        (1.18)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $11.19       $10.62       $24.37       $15.41        $9.27        $14.53
========================================================================================================================
  TOTAL RETURN(3)                          5.37%      (37.48)%      66.16%       66.24%      (31.94)%        0.29%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.00%(4)       1.00%        1.00%        1.00%        1.00%         1.00%
----------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.44)%(4)     (0.31)%      (0.65)%      (0.40)%      (0.42)%       (0.73)%
----------------------------------
Portfolio Turnover Rate                     155%         290%         135%         187%         229%           96%
----------------------------------
Net Assets, End of Period
(in millions)                             $1,237       $1,222       $2,345       $1,146         $895        $1,828
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
    The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

25

HERITAGE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------------------
                                         2002(1)        2001         2000         1999         1998          1997
PER-SHARE DATA

Net Asset Value, Beginning of Period    $10.13        $19.10       $13.02        $9.98       $14.86        $12.24
----------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(2)        (0.02)         --(3)       (0.03)        0.02         0.03          0.01
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  1.15         (5.33)        7.63         3.04        (2.14)         3.41
----------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations        1.13         (5.33)        7.60         3.06        (2.11)         3.42
----------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                --            --        (0.04)       (0.02)       (0.07)        (0.09)
------------------------------------
  From Net Realized Gains                   --         (3.64)       (1.48)          --        (2.70)        (0.71)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions                       --         (3.64)       (1.52)       (0.02)       (2.77)        (0.80)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $11.26        $10.13       $19.10       $13.02        $9.98        $14.86
======================================================================================================================
  TOTAL RETURN(4)                        11.15%       (33.08)%      62.61%       30.71%      (15.87)%       29.56%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                   1.00%(5)        1.00%        1.00%       1.00%        1.00%         1.00%
------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                 (0.45)%(5)      (0.02)%      (0.17)%       0.19%        0.29%         0.05%
------------------------------------
Portfolio Turnover Rate                     67%          152%         119%        134%         148%           69%
------------------------------------
Net Assets, End of Period
(in millions)                            $1,383        $1,206       $1,975       $1,000        $978        $1,321
----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
    The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

26

NOTES

27

NOTES

28

NOTES

29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference  into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities  and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

On the Internet           * EDGAR database at www.sec.gov

                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE (INVESTOR CLASS)

                     Fund Code          Ticker            Newspaper Listing
-------------------------------------------------------------------------------
Growth               020                TWCGX             Growth
-------------------------------------------------------------------------------
Ultra                022                TWCUX             Ultra
-------------------------------------------------------------------------------
Vista                024                TWCVX             Vista
-------------------------------------------------------------------------------
Heritage             030                TWHIX             Heritage
-------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
www.americancentury.com

0212
SH-PRS-32199

Your
American Century
prospectus

ADVISOR CLASS
Growth Fund
Ultra(reg.sm) Fund
Vista Fund
Heritage Fund

MARCH 1, 2002
REVISED DECEMBER 20, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

[left margin]
                [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

This year you'll find some new information in your Prospectus to take note of.
The Securities and Exchange Commission (SEC) has adopted a rule requiring mutual funds to disclose standardized after-tax returns. We've added this information to the Fund Performance History section. It is included to help you understand the impact that taxes may have on mutual fund performance. Please note that disclosure of after-tax returns is not required for money market funds or funds offered only in tax-deferred accounts, such as variable annuities.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/W Gordon Snyder
W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services,
Inc.

     Growth Fund
     Ultra Fund
     Vista Fund
     Heritage Fund

              [graphic of triangle]

              This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style begins on page 6.

The funds' principal risks include

*  MARKET RISK-The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY-The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS-At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with short-term price volatility
*  comfortable with the risks associated with the funds' investment strategy
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

               [graphic of triangle]

               An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year.

[bar chart data below]

                 Growth Fund     Ultra Fund      Vista Fund     Heritage Fund
--------------------------------------------------------------------------------
2001              -18.97%          -14.88%         -27.90%         -25.86%
2000              -14.92%          -20.07%          -1.22%          17.14%
1999               34.24%           41.31%         119.06%          50.79%
1998               36.49%           34.21%         -14.45%          -0.31%
1997                                22.83%          -8.82%

               [graphic of triangle]

               The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                    Highest                       Lowest
--------------------------------------------------------------------------------
Growth              23.51% (4Q 1999)              -19.38% (1Q 2001)
--------------------------------------------------------------------------------
Ultra               32.18% (4Q 1999)              -17.52% (1Q 2001)
--------------------------------------------------------------------------------
Vista               72.64% (4Q 1999)              -27.55% (3Q 1998)
--------------------------------------------------------------------------------
Heritage            40.26% (4Q 1999)              -21.20% (3Q 1998)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' shares calculated three different ways.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

                                                                              3

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 2001                  1 year      5 year    Life of Class(1)
------------------------------------------------------------------------------------------------------
Growth
Return Before Taxes                                            -18.97%     N/A        8.71%
Return After Taxes on Distributions                            -18.97%     N/A        5.62%
Return After Taxes on Distributions and Sale of Fund Shares    -11.55%     N/A        6.91%
Russell 1000 Growth Index                                      -20.42%     N/A        5.79%(2)
  (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------
Ultra
Return Before Taxes                                            -14.88%      9.65%     9.28%
Return After Taxes on Distributions                            -14.88%      7.34%     7.02%
Return After Taxes on Distributions and Sale of Fund Shares     -9.06%      7.57%     7.34%
S&P 500 Index                                                  -11.87%     10.70%    11.86%(3)
  (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------
Vista
Return Before Taxes                                            -27.90%      4.01%     2.39%
Return After Taxes on Distributions                            -27.90%      1.84%     0.20%
Return After Taxes on Distributions and Sale of Fund Shares    -16.99%      3.10%     1.84%
Russell Mid Cap Growth Index(4)                                -20.15%      9.02%     9.16%
  (reflects no deduction for fees, expenses or taxes)
Russell 2500 Growth Index                                      -10.83%      6.60%    11.86%(3)
  (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------
Heritage
Return Before Taxes                                            -25.86%      N/A       6.42%
Return After Taxes on Distributions                            -25.86%      N/A       2.95%
Return After Taxes on Distributions and Sale of Fund Shares    -15.75%      N/A       4.20%
Russell Mid Cap Index(5)                                        -5.62%      N/A       9.06%(5)
  (reflects no deduction for fees, expenses or taxes)
S&P MidCap 400 Index                                            -0.62%      N/A      14.11%(6)
  (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------

(1)  The inception dates for the Advisor Class of the funds are Growth,  June 4,
     1997; Ultra and Vista, October 2, 1996; and Heritage, July 11, 1997.

(2)  Since May 31, 1997, the date closest to the fund's inception for which data is available.

(3)  Since September 30, 1996, the date closest to the fund's inception for which data is available.

(4)  The fund's benchmark changed to the Russell Mid Cap Growth Index beginning
     February 6, 2002. The fund's advisor believes this index better represents the fund's portfolio composition.

(5)  The fund's benchmark changed to the Russell Mid Cap Index beginning
     February 6, 2002. The fund's advisor believes this index better represents the fund's portfolio composition.

(6)  Since July 10, 1997, the date closest to the fund's inception for which data is available.

               [graphic of triangle]

               For current performance information, please call us at
               1-800-345-3533 or visit us at www.americancentury.com.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Advisor Class shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

               [graphic of triangle]

               When purchasing through a financial intermediary you may be charged a fee.

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

           Management  Distribution and         Other        Total Annual Fund
           Fee         Service (12b-1) Fees(1)  Expenses(2)  Operating Expenses
--------------------------------------------------------------------------------
Growth     0.75%       0.50%                    0.00%        1.25%
--------------------------------------------------------------------------------
Ultra      0.73%(3)    0.50%                    0.00%        1.23%
--------------------------------------------------------------------------------
Vista      0.75%       0.50%                    0.00%        1.25%
--------------------------------------------------------------------------------
Heritage   0.75%       0.50%                    0.00%        1.25%
--------------------------------------------------------------------------------

(1)  The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 17.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

(3)  Based on expenses incurred by all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as assets decrease.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                     1 year          3 years         5 years        10 years
-------------------------------------------------------------------------------
Growth               $127            $395            $683           $1,503
-------------------------------------------------------------------------------
Ultra                $125            $389            $673           $1,480
-------------------------------------------------------------------------------
Vista                $127            $395            $683           $1,503
-------------------------------------------------------------------------------
Heritage             $127            $395            $683           $1,503
-------------------------------------------------------------------------------

               [graphic of triangle]

               Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

                                                                              5

OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND
ULTRA(reg.sm) FUND
VISTA FUND
HERITAGE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace.
This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.

               [graphic of triangle]

               Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally.  When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested.
A complete description of the derivatives policy is included in the Statement of
Additional Information.

6

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged stock index futures contracts and options, notes, bonds and other debt securities, as discussed above. The funds generally limit their purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Growth and Ultra generally invest in larger companies, although they may purchase companies of any size.

*  Vista and Heritage generally invest in companies that are medium-sized and smaller at the time of purchase, although they may purchase companies of any size.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues as well as other  information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

                                                                              7

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of each fund. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor
as a Percentage of Average Net Assets for the
Most Recent Fiscal Year Ended October 31, 2001
--------------------------------------------------------------------------------
Growth                                                    0.75%
--------------------------------------------------------------------------------
Ultra                                                     0.73%
--------------------------------------------------------------------------------
Vista                                                     0.75%
--------------------------------------------------------------------------------
Heritage                                                  0.75%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

8

The portfolio managers on the investment teams are identified below.

Growth

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in  May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase
Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.

E. A. PRESCOTT LEGARD

Mr. LeGard, Vice President and Portfolio Manager, has been a member of the team that manages Growth since March 2000. Before joining American Century in March
1999, he was an Analyst for USAA Investment Management from March 1998 to March
1999 and a Portfolio Manager for Commerce Bancshares from November 1993 to
February 1998. He has a bachelor's degree in economics from DePauw University.
He is a CFA charterholder.

Ultra

JAMES E. STOWERS III

Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He is also the Chief Investment Officer - U.S.
Growth Equity and as such oversees the investment discipline used by the fund and nine other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in
September 1994 as an Investment Analyst. He has a bachelor of arts from
Middlebury College and an MBA from the Kellogg Graduate School of Management,
Northwestern University.

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 2001. Before joining American Century in
February 2000, he was a Portfolio Manager with the Franklin Templeton Group from
March 1998 to October 1999 and with SunAmerica in New York from February 1995 to
March 1998. He has a bachelor's degree in political science from Columbia
College and an MBA with a concentration in finance and accounting from the
Columbia Graduate School of Business.

WADE W. SLOME

Mr. Slome, Portfolio Manager, has been a member of the team since June 1998. He was promoted to Portfolio Manager in July 2002. He joined American Century in
June 1998 as an investment analyst. Prior to joining American Century, he attended Cornell University from 1996 to 1998, where he obtained his MBA in finance. He also holds a bachelor's degree in economics from the University of
California, Los Angeles. He is a CFA charterholder.

                                                                              9

Vista

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Vista since September 1990 and was promoted to
Portfolio Manager in March 1993. He joined American Century in September 1990 as an Investment Analyst. He has a bachelor of business administration (management)
and an MBA in finance from Texas Christian University. He is a CFA charterholder.

DAVID M. ROSE

Mr. Rose, Portfolio Manager, has been a member of the team that manages Vista since January 2001. He joined American Century in July 1998 as an investment analyst.  From August 1996 to May 1998, he attended the University of
Wisconsin-Madison, where he earned an MS in finance, investments and banking. He also has a bachelor's degree in business administration from Washington
University. He is a CFA charterholder.

Heritage

LINDA K. PETERSON

Ms. Peterson, Vice President and Senior Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in
1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998.  She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri-Kansas City.  She is a CFA charterholder.

KURT R. STALZER

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since joining American Century in January 2000. Before joining American Century, he was a Portfolio Manager for Scudder Kemper
Investments from January 1997 to October 1999. He has a BBA in finance and accounting from the University of Michigan - Dearborn.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

10

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                       $2,500
--------------------------------------------------------------------------------
Traditional IRA                                           $2,500
--------------------------------------------------------------------------------
Roth IRA                                                  $2,500
--------------------------------------------------------------------------------
Education IRA                                             $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                 $2,500
--------------------------------------------------------------------------------
403(b)                                                    $1,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                $2,500(2)
--------------------------------------------------------------------------------

(1)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month.
     If your contribution is less than $50 a month, you may make only one fund choice.

(2)  The minimum investment requirements may be different for some types of retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

                                                                             11

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

12

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

                                                                             13

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

14

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%      Tax Rate for
Type of Distribution                 and 15% Brackets      All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate  Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                   20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)   8%                    20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

                                                                             15

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

16

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds: Investor Class, Institutional
Class, Advisor Class and C Class. The shares offered by this Prospectus are
Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional and C Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds' Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make Advisor Class shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple
Class Structure - Master Distribution and Shareholder Services Plan in the
Statement of Additional Information.

                                                                             17

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

18

GROWTH FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                           2002(1)    2001       2000      1999      1998        1997(2)
---------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period       $17.78    $31.01     $31.52    $27.97    $27.84       $24.36
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Loss(3)                    (0.03)    (0.06)     (0.19)    (0.15)    (0.08)       (0.06)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                     0.22     (9.66)      3.73      9.02      4.35         3.54
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations           0.19     (9.72)      3.54      8.87      4.27         3.48
---------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Realized Gains                      --     (3.51)     (4.05)    (5.32)    (4.14)          --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $17.97    $17.78     $31.01    $31.52    $27.97       $27.84
=========================================================================================================
  TOTAL RETURN(4)                            1.07%   (34.40)%    11.23%    35.93%    18.23%       14.29%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                     1.25%(5)      1.25%     1.25%     1.25%     1.25%     1.25%(5)
-------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                   (0.33)%(5)    (0.26)%   (0.55)%   (0.49)%   (0.27)%   (0.47)%(5)
-------------------------------------
Portfolio Turnover Rate                       59%        114%      102%       92%      126%       75%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                            $35,942     $25,272   $24,750   $12,759    $5,520      $2,200
---------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  June 4, 1997 (commencement of sale) through October 31, 1997.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 1997.

                                                                             19

ULTRA FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                            2002(1)    2001        2000       1999      1998      1997
---------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period        $24.92    $41.23      $38.80     $31.00    $33.36    $29.52
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income (Loss)(2)             --(3)    (0.13)      (0.40)     (0.23)    (0.11)    (0.07)
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                      1.20    (11.87)       4.21      11.15      4.73      5.60
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations            1.20    (12.00)       3.81      10.92      4.62      5.53
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Realized Gains                       --     (4.31)      (1.38)     (3.12)    (6.98)    (1.69)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $26.12    $24.92      $41.23     $38.80    $31.00    $33.36
=========================================================================================================
  TOTAL RETURN(4)                             4.82%   (31.69)%      9.72%     37.63%    17.36%    19.59%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                      1.24%(5)      1.23%      1.24%      1.25%     1.25%     1.25%
--------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                    (0.09)%(5)    (0.43)%    (0.89)%    (0.64)%   (0.33)%   (0.22)%
--------------------------------------
Portfolio Turnover Rate                        36%         86%        62%        42%      128%      107%
--------------------------------------
Net Assets, End of Period
(in thousands)                            $474,810    $437,024   $521,187   $247,814   $98,965   $30,827
---------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

20

VISTA FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                         2002(1)    2001       2000      1999      1998      1997
----------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period     $10.53    $24.24     $15.31     $9.23    $14.50    $15.67
----------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Loss(2)                  (0.03)    (0.08)     (0.22)    (0.08)    (0.08)    (0.14)
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.59     (7.35)     10.05      6.16     (4.39)     0.15
----------------------------------------------------------------------------------------------------
  Total From Investment Operations         0.56     (7.43)      9.83      6.08     (4.47)     0.01
----------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Realized Gains                    --     (6.28)     (0.90)       --     (0.80)    (1.18)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $11.09    $10.53     $24.24    $15.31     $9.23    $14.50
====================================================================================================
  TOTAL RETURN(3)                          5.32%   (37.76)%    65.98%    65.87%   (32.08)%    0.15%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                   1.25%(4)      1.25%     1.25%     1.25%     1.25%     1.25%
-----------------------------------
Ratio of Net Investment Loss
to Average Net Assets                 (0.69)%(4)    (0.56)%   (0.90)%   (0.65)%   (0.67)%   (0.98)%
-----------------------------------
Portfolio Turnover Rate                    155%        290%      135%      187%      229%       96%
-----------------------------------
Net Assets, End of Period
(in thousands)                          $14,490     $13,315   $22,077    $7,755    $4,052    $6,553
----------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

                                                                             21

HERITAGE FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                          2002(1)    2001       2000       1999     1998        1997(2)
---------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period       $10.09   $19.05     $12.98     $9.96    $14.85        $14.23
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income (Loss)(3)           (0.04)   (0.04)     (0.07)    (0.01)     0.02         (0.01)
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                     1.14    (5.32)      7.62      3.03     (2.14)         0.63
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations           1.10    (5.36)      7.55      3.02     (2.12)         0.62
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income                   --       --       --(4)     --(4)    (0.07)           --
--------------------------------------
  From Net Realized Gains                      --    (3.60)     (1.48)     --       (2.70)           --
---------------------------------------------------------------------------------------------------------
  Total Distributions                          --    (3.60)     (1.48)     --(4)    (2.77)           --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $11.19   $10.09     $19.05    $12.98     $9.96        $14.85
=========================================================================================================
  TOTAL RETURN(5)                           10.90%  (33.30)%    62.26%    30.37%   (16.03)%        4.36%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                     1.25%(6)     1.25%     1.25%     1.25%      1.25%     1.25%(6)
--------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                   (0.70)%(6)   (0.27)%   (0.42)%   (0.06)%      0.04%   (0.23)%(6)
--------------------------------------
Portfolio Turnover Rate                       67%       152%      119%      134%       148%       69%(7)
--------------------------------------
Net Assets, End of Period
(in thousands)                             $3,710     $2,146    $2,127    $1,060       $748        $120
---------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  July 11, 1997 (commencement of sale) through October 31, 1997.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 1997.

22

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

                                                                             23

GROWTH FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------
                                        2002(1)    2001       2000      1999      1998      1997
-----------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period    $17.85    $31.09     $31.60    $28.03    $27.86    $22.21
-----------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income (Loss)(2)         --(3)     --(3)     (0.10)    (0.07)    (0.01)     0.01
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  0.21     (9.66)      3.73      9.03      4.35      6.07
-----------------------------------------------------------------------------------------------------
  Total From Investment Operations        0.21     (9.66)      3.63      8.96      4.34      6.08
-----------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income                --        --         --        --        --     (0.18)
----------------------------------
  From Net Realized Gains                   --     (3.58)     (4.14)    (5.39)    (4.17)    (0.25)
-----------------------------------------------------------------------------------------------------
  Total Distributions                       --     (3.58)     (4.14)    (5.39)    (4.17)    (0.43)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $18.06    $17.85     $31.09    $31.60    $28.03    $27.86
=====================================================================================================
  TOTAL RETURN(4)                         1.18%   (34.14)%    11.49%    36.31%    18.53%    27.85%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                  1.00%(5)      1.00%     1.00%     1.00%     1.00%     1.00%
----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets         (0.08)%(5)    (0.01)%   (0.30)%   (0.24)%   (0.02)%     0.02%
----------------------------------
Portfolio Turnover Rate                    59%        114%      102%       92%      126%       75%
----------------------------------
Net Assets, End of Period
(in millions)                           $5,679      $5,715    $9,557    $8,333    $6,097    $5,113
-----------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

24

ULTRA FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                       2002(1)    2001       2000      1999     1998       1997
--------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period   $25.09    $41.45     $38.97    $31.06   $33.46     $29.52
--------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(2)        0.03     (0.06)     (0.28)    (0.14)   (0.02)      0.01
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 1.21    (11.89)      4.14     11.17     4.70       5.62
--------------------------------------------------------------------------------------------------
  Total From Investment Operations       1.24    (11.95)      3.86     11.03     4.68       5.63
--------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income               --        --          --       --    (0.01)        --
---------------------------------
  From Net Realized Gains                  --     (4.41)     (1.38)    (3.12)   (7.07)     (1.69)
--------------------------------------------------------------------------------------------------
  Total Distributions                      --     (4.41)     (1.38)    (3.12)   (7.08)     (1.69)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $26.33    $25.09     $41.45    $38.97   $31.06     $33.46
==================================================================================================
  TOTAL RETURN(3)                        4.94%   (31.44)%     9.81%    37.94%   17.61%     19.95%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                 0.99%(4)      0.98%     0.99%     1.00%     1.00%     1.00%
---------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets          0.16%(4)    (0.18)%   (0.64)%   (0.39)%   (0.08)%     0.03%
---------------------------------
Portfolio Turnover Rate                   36%         86%       62%       42%      128%      107%
---------------------------------
Net Assets, End of Period
(in millions)                         $24,791     $24,560   $38,461   $35,752   $25,396   $21,695
--------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

                                                                             25

VISTA FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                         2002(1)     2001      2000      1999      1998       1997
------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period      $10.62   $24.37     $15.41     $9.27    $14.53     $15.68
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Loss(2)                   (0.02)   (0.04)     (0.16)    (0.05)    (0.05)     (0.10)
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.59    (7.38)     10.07      6.19     (4.41)      0.13
------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.57    (7.42)      9.91      6.14     (4.46)      0.03
------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Realized Gains                     --    (6.33)     (0.95)       --     (0.80)     (1.18)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $11.19   $10.62     $24.37    $15.41     $9.27     $14.53
======================================================================================================
  TOTAL RETURN(3)                           5.37%  (37.48)%    66.16%    66.24%   (31.94)%     0.29%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.00%(4)     1.00%     1.00%     1.00%      1.00%     1.00%
-----------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.44)%(4)   (0.31)%   (0.65)%   (0.40)%    (0.42)%   (0.73)%
-----------------------------------
Portfolio Turnover Rate                     155%       290%      135%      187%       229%       96%
-----------------------------------
Net Assets, End of Period
(in millions)                             $1,237     $1,222    $2,345    $1,146       $895    $1,828
------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

26

HERITAGE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------
                                           2002(1)     2001       2000       1999     1998      1997
-------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period        $10.13    $19.10     $13.02      $9.98   $14.86    $12.24
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)            (0.02)     --(3)     (0.03)      0.02     0.03      0.01
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                      1.15     (5.33)      7.63       3.04    (2.14)     3.41
-------------------------------------------------------------------------------------------------------
  Total From Investment Operations            1.13     (5.33)      7.60       3.06    (2.11)     3.42
-------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income                    --        --      (0.04)     (0.02)   (0.07)    (0.09)
-------------------------------------
  From Net Realized Gains                       --     (3.64)     (1.48)        --    (2.70)    (0.71)
-------------------------------------------------------------------------------------------------------
  Total Distributions                           --     (3.64)     (1.52)     (0.02)   (2.77)    (0.80)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.26    $10.13     $19.10     $13.02    $9.98    $14.86
=======================================================================================================
  TOTAL RETURN(4)                            11.15%   (33.08)%    62.61%     30.71%  (15.87)%   29.56%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                      1.00%(5)      1.00%     1.00%    1.00%       1.00%    1.00%
-------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                    (0.45)%(5)    (0.02)%   (0.17)%    0.19%       0.29%    0.05%
-------------------------------------
Portfolio Turnover Rate                        67%        152%      119%     134%        148%      69%
-------------------------------------
Net Assets, End of Period
(in millions)                               $1,383      $1,206    $1,975   $1,000        $978   $1,321
-------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

                                                                             27

NOTES

28

NOTES

                                                                             29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE (ADVISOR CLASS)

                                         Fund Code                Ticker
--------------------------------------------------------------------------------
Growth                                   720                      TCRAX
--------------------------------------------------------------------------------
Ultra                                    722                      TWUAX
--------------------------------------------------------------------------------
Vista                                    724                      TWVAX
--------------------------------------------------------------------------------
Heritage                                 730                      ATHAX
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575
www.americancentury.com

0212
SH-PRS-32200

Your
American Century
prospectus

INSTITUTIONAL CLASS
Growth Fund
Ultra(reg.sm) Fund
Vista Fund
Heritage Fund

MARCH 1, 2002
REVISED DECEMBER 20, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR DETERMINED IF THIS PROSPECTUS  IS ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

[american century logo and text logo (reg. sm)]

[left margin]

                [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

This year you'll find some new information in your Prospectus to take note of.
The Securities and Exchange Commission (SEC) has adopted a rule requiring mutual funds to disclose standardized after-tax returns. We've added this information to the Fund Performance History section. It is included to help you understand the impact that taxes may have on mutual fund performance. Please note that disclosure of after-tax returns is not required for money market funds or funds offered only in tax-deferred accounts, such as variable annuities.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/W. Gordon Snyder
W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment
Services, Inc.

     Growth Fund
     Ultra Fund
     Vista Fund
     Heritage Fund

               [graphic of triangle]

               This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style begins on page 6.

The funds' principal risks include

*  MARKET RISK-The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY-The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS-At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with short-term price volatility
*  comfortable with the risks associated with the funds' investment strategy
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

               [graphic of triangle]

               An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the funds' Institutional Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year.

[bar chart data below]

               Growth        Ultra         Vista         Heritage
---------------------------------------------------------------------------
2001          -18.42%      -14.35%       -27.38%         -25.34%
2000          -14.56%      -19.81%        -0.80%          17.59%
1999           34.93%       41.63%       119.18%          51.52%
1998           37.12%       34.84%       -13.98%           0.14%
1997                        23.36%        -8.54%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                    Highest                       Lowest
--------------------------------------------------------------------------------
Growth              23.64% (4Q 1999)              -19.29% (1Q 2001)
--------------------------------------------------------------------------------
Ultra               32.01% (4Q 1999)              -17.43% (1Q 2001)
--------------------------------------------------------------------------------
Vista               71.97% (4Q 1999)              -27.47% (3Q 1998)
--------------------------------------------------------------------------------
Heritage            40.50% (4Q 1999)              -21.13% (3Q 1998)
--------------------------------------------------------------------------------

               [graphic of triangle]

               The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

Average Annual Total Returns

The following table shows the average annual total returns of the funds' shares calculated three different ways.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

                                                                              2

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 2001                 1 year       5 years     Life of Class(1)
---------------------------------------------------------------------------------------------------------
Growth
Return Before Taxes                                           -18.42%      N/A          7.99%
Return After Taxes on Distributions                           -18.42%      N/A          4.77%
Return After Taxes on Distributions and Sale of Fund Shares   -11.22%      N/A          6.21%
Russell 1000 Growth Index                                     -20.42%      N/A          4.98%(2)
 (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------------
Ultra
Return Before Taxes                                           -14.35%      10.10%       9.10%
Return After Taxes on Distributions                           -14.35%       7.72%       6.48%
Return After Taxes on Distributions and Sale of Fund Shares    -8.74%       7.89%       6.90%
S&P 500 Index                                                 -11.87%      10.70%      10.62%
 (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------------
Vista
Return Before Taxes                                           -27.38%       4.43%       4.30%
Return After Taxes on Distributions                           -27.39%       2.20%       1.70%
Return After Taxes on Distributions and Sale of Fund Shares   -16.68%       3.41%       3.13%
Russell Mid Cap Growth Index(3)                               -20.15%       9.02%       9.56%(4)
 (reflects no deduction for fees, expenses or taxes)
Russell 2500 Growth Index                                     -10.83%       6.60%      11.47%(4)
 (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------------
Heritage
Return Before Taxes                                           -25.34%      N/A          7.90%
Return After Taxes on Distributions                           -25.34%      N/A          4.31%
Return After Taxes on Distributions and Sale of Fund Shares   -15.43%      N/A          5.35%
Russell Mid Cap Index(5)                                       -5.62%      N/A          9.42%
 (reflects no deduction for fees, expenses or taxes)
S&P MidCap 400 Index                                           -0.62%      N/A         14.37%(6)
 (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------------

(1)  The inception dates for the Institutional Class of the funds are Growth and Heritage, June 16, 1997; and Ultra and Vista, November 14, 1996.

(2)  Since June 30, 1997, the date closest to the fund's inception for which data is available.

(3)  The fund's benchmark was changed to the Russell Mid Cap Growth Index beginning February 6, 2002. The fund's advisor believes this index better represents the fund's portfolio composition.

(4)  Since October 31, 1996, the date closest to the fund's inception for which data is available.

(5)  The fund's benchmark was changed to the Russell Mid Cap Index beginning
     February 6, 2002. The fund's advisor believes this index better represents the fund's portfolio composition.

(6)  Since June 19, 1997, the date closest to the fund's inception for which data is available.

               [graphic of triangle]

               For current performance information, please call us at
               1-800-345-3533 or visit us at www.americancentury.com.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Institutional Class shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

               [graphic of triangle]

               When purchasing through a financial intermediary you may be charged a fee.

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

              Management    Distribution and         Other         Total Annual Fund
              Fee            Service (12b-1) Fees    Expenses(1)   Operating Expenses
---------------------------------------------------------------------------------------
Growth        0.80%         None                     0.00%         0.80%
---------------------------------------------------------------------------------------
Ultra         0.78%(2)      None                     0.00%         0.78%
---------------------------------------------------------------------------------------
Vista         0.80%         None                     0.00%         0.80%
---------------------------------------------------------------------------------------
Heritage      0.80%         None                     0.00%         0.80%
---------------------------------------------------------------------------------------

(1)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

(2)  Based on expenses incurred by all classes of the fund during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                     1 year         3 years         5 years         10 years
-------------------------------------------------------------------------------
Growth               $82            $255            $443            $987
-------------------------------------------------------------------------------
Ultra                $80            $249            $432            $963
-------------------------------------------------------------------------------
Vista                $82            $255            $443            $987
-------------------------------------------------------------------------------
Heritage             $82            $255            $443            $987
-------------------------------------------------------------------------------

               [graphic of triangle]

               Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

                                                                              5

OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND
ULTRA(reg.sm) FUND
VISTA FUND
HERITAGE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace.
This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.

               [graphic of triangle]

               Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally.  When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested.
A complete description of the derivatives policy is included in the Statement of
Additional Information.

6

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged stock index futures contracts and options, notes, bonds and other debt securities, as discussed above. The funds generally limit their purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Growth and Ultra generally invest in larger companies, although they may purchase companies of any size.

*  Vista and Heritage generally invest in companies that are medium-sized and smaller at the time of purchase, although they may purchase companies of any size.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

                                                                              7

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Institutional Class shares of each fund. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a
Percentage of Average Net Assets for the Most Recent
Fiscal Year Ended October 31, 2001
--------------------------------------------------------------------------------
Growth                                                        0.80%
--------------------------------------------------------------------------------
Ultra                                                         0.78%
--------------------------------------------------------------------------------
Vista                                                         0.80%
--------------------------------------------------------------------------------
Heritage                                                      0.80%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

8

The portfolio managers on the investment teams are identified below.

Growth

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase
Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.

E. A. PRESCOTT LEGARD

Mr. LeGard, Vice President and Portfolio Manager, has been a member of the team that manages Growth since March 2000. Before joining American Century in March
1999, he was an Analyst for USAA Investment Management from March 1998 to March
1999 and a Portfolio Manager for Commerce Bancshares from November 1993 to
February 1998. He has a bachelor's degree in economics from DePauw University.
He is a CFA charterholder.

Ultra

JAMES E. STOWERS III

Mr. Stowers, Co-Chairman and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He is also the Chief Investment Officer - U.S.
Growth Equity and as such oversees the investment discipline used by the fund and nine other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in
September 1994 as an Investment Analyst. He has a bachelor of arts from
Middlebury College and an MBA from the Kellogg Graduate School of Management,
Northwestern University.

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 2001. Before joining American Century in
February 2000, he was a Portfolio Manager with the Franklin Templeton Group from
March 1998 to October 1999 and with SunAmerica in New York from February 1995 to
March 1998. He has a bachelor's degree in political science from Columbia
College and an MBA with a concentration in finance and accounting from the
Columbia Graduate School of Business.

WADE W. SLOME

Mr. Slome, Portfolio Manager, has been a member of the team since June 1998. He was promoted to Portfolio Manager in July 2002. He joined American Century in
June 1998 as an investment analyst. Prior to joining American Century, he attended Cornell University from 1996 to 1998, where he obtained his MBA in finance. He also holds a bachelor's degree in economics from the University of
California, Los Angeles. He is a CFA charterholder.

                                                                              9

Vista

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Vista since September 1990 and was promoted to
Portfolio Manager in March 1993. He joined American Century in September 1990 as an Investment Analyst. He has a bachelor of business administration (management)
and an MBA in finance from Texas Christian University. He is a CFA charterholder.

DAVID M. ROSE

Mr. Rose, Portfolio Manager, has been a member of the team that manages Vista since January 2001. He joined American Century in July 1998 as an investment analyst. From August 1996 to May 1998, he attended the University of
Wisconsin-Madison, where he earned an MS in finance, investments and banking. He also has a bachelor's degree in business administration from Washington
University. He is a CFA charterholder.

Heritage

LINDA K. PETERSON

Ms. Peterson, Vice President and Senior Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in
1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri-Kansas City. She is a CFA charterholder.

KURT R. STALZER

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since joining American Century in January 2000. Before joining American Century, he was a Portfolio Manager for Scudder Kemper
Investments from January 1997 to October 1999. He has a BBA in finance and accounting from the University of Michigan - Dearborn.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

10

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Service Representative: 1-800-345-3533

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

                                                                             11

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419385, Kansas City, MO 64141-6385

Fax: 816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

[graphic of triangle]

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail section. Give your bank the following information to wire money.

* Our bank information
   Commerce Bank N.A.
   Routing No. 101000019
   Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number*
* Your name
* The contribution year (for IRAs only)
*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the Open an account wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

12

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements for any reason other than as a result of market fluctuation, we reserve the right to convert your shares to
Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

                                                                             13

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

14

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

                                                                             15

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

16

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%      Tax Rate for
Type of Distribution                 and 15% Brackets      All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate  Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                   20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)   8%                    20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

                                                                             17

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

18

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds: Investor Class, Institutional
Class, Advisor and C Class. The shares offered by this Prospectus are
Institutional Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory  services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Advisor and C Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class;  (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

                                                                             19

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

20

GROWTH FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------
                                         2002(1)      2001       2000       1999       1998       1997(2)
-----------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period      $17.90    $31.15      $31.66     $28.08     $27.88      $25.75
-----------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(3)           0.02      0.04       (0.03)     (0.03)      0.05        0.01
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.21     (9.65)       3.72       9.07       4.34        2.12
-----------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.23     (9.61)       3.69       9.04       4.39        2.13
-----------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Realized Gains                     --     (3.64)      (4.20)     (5.46)     (4.19)         --
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $18.13    $17.90      $31.15     $31.66     $28.08      $27.88
===========================================================================================================
  TOTAL RETURN(4)                           1.28%   (33.94)%     11.70%     36.62%     18.77%       8.27%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                   0.80%(5)       0.80%      0.80%      0.80%      0.80%    0.80%(5)
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            0.12%(5)       0.19%    (0.10)%    (0.04)%      0.18%    0.07%(5)
------------------------------------
Portfolio Turnover Rate                     59%         114%       102%        92%       126%      75%(6)
------------------------------------
Net Assets, End of Period
(in thousands)                          $92,597      $84,189    $98,239     $1,453       $465       $171
-----------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  June 16, 1997 (commencement of sale) through October 31, 1997.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 1997.

                                                                              21

ULTRA FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                         2002(1)     2001        2000       1999      1998      1997(2)
---------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period      $25.24    $41.65      $39.13     $31.12    $33.53     $30.78
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(3)           0.06      0.01       (0.20)     (0.09)     0.03       0.06
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    1.21    (11.94)       4.10      11.22      4.72       4.38
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations          1.27    (11.93)       3.90      11.13      4.75       4.44
---------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                  --        --          --         --     (0.09)        --
------------------------------------
  From Net Realized Gains                     --     (4.48)      (1.38)     (3.12)    (7.07)     (1.69)
---------------------------------------------------------------------------------------------------------
  Total Distributions                         --     (4.48)      (1.38)     (3.12)    (7.16)     (1.69)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $26.51    $25.24      $41.65     $39.13    $31.12     $33.53
=========================================================================================================
  TOTAL RETURN(4)                           5.03%   (31.25)%      9.87%     38.21%    17.85%     15.28%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    0.79%(5)      0.78%      0.79%      0.80%     0.80%   0.80%(5)
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets             0.36%(5)      0.02%    (0.44)%    (0.19)%     0.12%   0.23%(5)
------------------------------------
Portfolio Turnover Rate                      36%         86%        62%        42%      128%    107%(6)
------------------------------------
Net Assets, End of Period
(in thousands)                          $769,486    $593,436   $763,304   $186,025   $36,065      $334
---------------------------------------------------------------------------------------------------------
(1)  Six months ended April 30, 2002 (unaudited).

(2)  November 14, 1996 (commencement of sale) through October 31, 1997.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 1997.

22

VISTA FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------
                                        2002(1)     2001       2000       1999     1998        1997(2)
--------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period     $10.70    $24.50     $15.51     $9.32    $14.56        $15.73
--------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Loss(3)                  (0.01)    (0.02)     (0.11)    (0.04)    (0.01)        (0.07)
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.60     (7.41)     10.09      6.23     (4.43)         0.08
--------------------------------------------------------------------------------------------------------
  Total From Investment Operations         0.59     (7.43)      9.98      6.19     (4.44)         0.01
--------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
   From Net Realized Gains                   --     (6.37)     (0.99)       --     (0.80)        (1.18)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $11.29    $10.70     $24.50    $15.51     $9.32        $14.56
========================================================================================================
  TOTAL RETURN(4)                          5.51%   (37.31)%    66.28%    66.42%   (31.72)%        0.17%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                   0.80%(5)      0.80%     0.80%     0.80%      0.80%     0.80%(5)
------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                 (0.24)%(5)    (0.11)%   (0.45)%   (0.20)%    (0.22)%   (0.53)%(5)
------------------------------------
Portfolio Turnover Rate                    155%        290%      135%      187%       229%       96%(6)
------------------------------------
Net Assets, End of Period
(in thousands)                          $49,163     $46,069   $56,022      $122        $60     $13,581
--------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  November 14, 1996 (commencement of sale) through October 31, 1997.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 1997.

23

HERITAGE FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                          2002(1)     2001     2000     1999      1998      1997(2)
------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period      $10.17    $19.14    $13.04   $10.00    $14.87      $13.60
------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(3)          (0.01)     --(4)     --(4)    0.04      0.06        0.01
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    1.15     (5.30)     7.65     3.04     (2.14)       1.26
------------------------------------------------------------------------------------------------------
  Total From Investment Operations          1.14     (5.30)     7.65     3.08     (2.08)       1.27
------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                  --        --     (0.07)   (0.04)    (0.09)         --
------------------------------------
  From Net Realized Gains                     --     (3.67)    (1.48)      --     (2.70)         --
------------------------------------------------------------------------------------------------------
  Total Distributions                         --     (3.67)    (1.55)   (0.04)    (2.79)         --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $11.31    $10.17    $19.14   $13.04    $10.00      $14.87
======================================================================================================

  TOTAL RETURN(5)                          11.21%   (32.84)%   63.00%   30.92%   (15.67)%      9.34%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    0.80%(6)      0.80%    0.80%    0.80%      0.80%   0.80%(6)
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets           (0.25)%(6)      0.18%    0.03%    0.39%      0.49%   0.21%(6)
------------------------------------
Portfolio Turnover Rate                      67%        152%     119%     134%       148%     69%(7)
------------------------------------
Net Assets, End of Period
(in thousands)                          $105,961     $79,882   $8,302      $92        $70      $129
------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  June 16, 1997 (commencement of sale) through October 31, 1997.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended October 31, 1997.

24

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of each fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. The
Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower unified management fee.
If the Institutional Class had existed during the periods presented, its performance would have been higher because of the lower expense.

The tables on the next pages itemize what contributed to the changes in Investor
Class share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports and the financial statements are included in the funds' annual reports, which are available upon request.

                                                                             25

GROWTH FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                         2002(1)     2001       2000      1999       1998    1997
------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period      $17.85    $31.09     $31.60    $28.03     $27.86  $22.21
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)(2)           --(3)     --(3)     (0.10)    (0.07)     (0.01)   0.01
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.21     (9.66)      3.73      9.03       4.35    6.07
------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.21     (9.66)      3.63      8.96       4.34    6.08
------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income                  --        --         --        --        --    (0.18)
-----------------------------------
  From Net Realized Gains                     --     (3.58)     (4.14)    (5.39)     (4.17)  (0.25)
------------------------------------------------------------------------------------------------------
  Total Distributions                         --     (3.58)     (4.14)    (5.39)     (4.17)  (0.43)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $18.06    $17.85     $31.09    $31.60     $28.03  $27.86
======================================================================================================
  TOTAL RETURN(4)                           1.18%   (34.14)%    11.49%    36.31%     18.53%  27.85%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                     1.00%(5)     1.00%     1.00%     1.00%     1.00%    1.00%
-----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            (0.08)%(5)   (0.01)%   (0.30)%   (0.24)%   (0.02)%    0.02%
-----------------------------------
Portfolio Turnover Rate                       59%       114%      102%       92%      126%      75%
-----------------------------------
Net Assets, End of Period
(in millions)                              $5,679     $5,715    $9,557    $8,333    $6,097   $5,113
------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal  places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

26

ULTRA FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                          2002(1)     2001       2000      1999      1998      1997
------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period      $25.09    $41.45     $38.97    $31.06    $33.46    $29.52
------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(2)           0.03     (0.06)     (0.28)    (0.14)    (0.02)     0.01
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    1.21    (11.89)      4.14     11.17      4.70      5.62
------------------------------------------------------------------------------------------------------
  Total From Investment Operations          1.24    (11.95)      3.86     11.03      4.68      5.63
------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                  --        --         --        --     (0.01)       --
------------------------------------
  From Net Realized Gains                     --     (4.41)     (1.38)    (3.12)    (7.07)    (1.69)
------------------------------------------------------------------------------------------------------
  Total Distributions                         --     (4.41)     (1.38)    (3.12)    (7.08)    (1.69)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $26.33    $25.09     $41.45    $38.97    $31.06    $33.46
======================================================================================================
  TOTAL RETURN(3)                           4.94%   (31.44)%     9.81%    37.94%    17.61%    19.95%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    0.99%(4)      0.98%     0.99%     1.00%     1.00%     1.00%
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets             0.16%(4)    (0.18)%   (0.64)%   (0.39)%   (0.08)%     0.03%
------------------------------------
Portfolio Turnover Rate                      36%         86%       62%       42%      128%      107%
------------------------------------
Net Assets, End of Period
(in millions)                            $24,791     $24,560   $38,461   $35,752   $25,396   $21,695
------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

                                                                             27

VISTA FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                          2002(1)   2001       2000       1999     1998      1997
------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period      $10.62    $24.37     $15.41     $9.27    $14.53     $15.68
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Loss(2)                   (0.02)    (0.04)     (0.16)    (0.05)    (0.05)     (0.10)
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.59     (7.38)     10.07      6.19     (4.41)      0.13
------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.57     (7.42)      9.91      6.14     (4.46)      0.03
------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Realized Gains                     --     (6.33)     (0.95)       --     (0.80)     (1.18)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $11.19    $10.62     $24.37    $15.41     $9.27     $14.53
======================================================================================================
  TOTAL RETURN(3)                           5.37%   (37.48)%    66.16%    66.24%   (31.94)%     0.29%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.00%(4)      1.00%     1.00%     1.00%      1.00%     1.00%
-----------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.44)%(4)    (0.31)%   (0.65)%   (0.40)%    (0.42)%   (0.73)%
-----------------------------------
Portfolio Turnover Rate                     155%        290%      135%      187%       229%       96%
-----------------------------------
Net Assets, End of Period
(in millions)                             $1,237      $1,222    $2,345    $1,146       $895    $1,828
------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

28

HERITAGE FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                            2002(1)     2001      2000      1999     1998      1997
------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period        $10.13    $19.10     $13.02    $9.98    $14.86    $12.24
------------------------------------------------------------------------------------------------------
Income From Investment Operati--ons
------------------------------------
  Net Investment Income (Loss)(2)            (0.02)     --(3)     (0.03)    0.02      0.03      0.01
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                      1.15     (5.33)      7.63     3.04     (2.14)     3.41
------------------------------------------------------------------------------------------------------
  Total From Investment Operations            1.13     (5.33)      7.60     3.06     (2.11)     3.42
------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income                    --        --      (0.04)   (0.02)    (0.07)    (0.09)
--------------------------------------
  From Net Realized Gains                       --     (3.64)     (1.48)      --     (2.70)    (0.71)
---------------------------------------------------------------------------------------
  Total Distributions                           --     (3.64)     (1.52)   (0.02)    (2.77)    (0.80)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.26    $10.13     $19.10   $13.02     $9.98    $14.86
======================================================================================================
  TOTAL RETURN(4)                            11.15%   (33.08)%    62.61%   30.71%   (15.87)%   29.56%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                      1.00%(5)      1.00%     1.00%    1.00%      1.00%    1.00%
--------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                    (0.45)%(5)    (0.02)%   (0.17)%    0.19%      0.29%    0.05%
--------------------------------------
Portfolio Turnover Rate                        67%        152%      119%     134%       148%      69%
--------------------------------------
Net Assets, End of Period
(in millions)                               $1,383      $1,206    $1,975   $1,000       $978   $1,321
------------------------------------------------------------------------------------------------------

(1)  Six months ended April 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

                                                                             29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE (INSTITUTIONAL CLASS)

                                          Fund Code               Ticker
--------------------------------------------------------------------------------
Growth                                    320                     TWGIX
--------------------------------------------------------------------------------
Ultra                                     322                     TWUIX
--------------------------------------------------------------------------------
Vista                                     324                     TWVIX
--------------------------------------------------------------------------------
Heritage                                  330                     ATHIX
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575
www.americancentury.com

0212
SH-PRS-32201